CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2011
CAPITAL STRUCTURE
14.	CAPITAL STRUCTURE

On May 1, 2009, the Company issued 67,500,000 ordinary shares and 22,500,000 ADSs, representing a total of 135,000,000 ordinary shares in aggregate, to the public in a follow-on offering with net proceeds after deducting the offering expenses amounted to $174,417.

On August 18, 2009, the Company issued an additional 42,718,445 ADSs, representing 128,155,335 ordinary shares, to the public in a further follow-on offering with net proceeds after deducting the offering expenses which amounted to $209,112.

Pursuant to the Company’s extraordinary general meeting held on October 6, 2011, an increase in the authorized share capital from 2,500,000,000 ordinary shares of a nominal or par value of US$0.01 each to 7,300,000,000 ordinary shares of a nominal or par value of US$0.01 each was approved.

On November 29, 2011, the Company issued a total of 40,211,930 ordinary shares to Melco and Crown for shareholders’ loan conversion as disclosed in Note 20(c).

In connection with the Company’s restricted shares granted as disclosed in Note 16, 310,575, 1,254,920 and 8,297,110 ordinary shares were vested and issued during the years ended December 31, 2011, 2010 and 2009, respectively.

The Company issued 6,920,386, 8,785,641 and 2,614,706 ordinary shares to its depository bank for issuance to employees upon their future vesting of restricted shares and exercise of share options during the years ended December 31, 2011, 2010 and 2009 respectively. 941,648, 43,737 and 2,528,319 of these ordinary shares have been issued to employees upon vesting of restricted shares and 3,835,596, 804,285 and nil of these ordinary shares have been issued to employees upon exercise of share options during the years ended December 31, 2011, 2010 and 2009, respectively. The balance of 10,552,328, 8,409,186 and 471,567 ordinary shares continue to be held by the Company for future issuance as of December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011, 2010 and 2009, the Company had 1,642,548,674, 1,597,248,925 and 1,595,145,983 ordinary shares issued and outstanding, respectively.